Financial Instruments	3 Months Ended
Mar. 31, 2024
Financial Instruments [Abstract]
Financial Instruments

Note 5:- Financial Instruments

Classification of financial instruments by fair value hierarchy

Financial assets (liabilities) measured at fair value

	Level 1	Level 2	Level 3
	U.S Dollars in thousands
March 31, 2024
Derivatives instruments	$-	$11	$-
Contingent consideration	$-	$-	$(19,453)

March 31, 2023
Derivatives instruments	-	$(91)	$-
Contingent consideration	$-	$-	$(24,115)

December 31, 2023
Derivatives instruments	$-	$149	$-
Contingent consideration	$-	$-	$(21,855)

During the three months ended on March 31, 2024 there were no transfers due to the fair value measurement of any financial instrument from Level 1 to Level 2, and furthermore, there were no transfers to or from Level 3 due to the fair value measurement of any financial instrument.